Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Dividend income from subsidiaries	$ 0	$ 0
Losses (earnings) from investments under equity method	31,288	24,373	$ 39,578
Gain on sale and valuation adjustment of investment securities	1,962	141	(870)
Trading Gains (Losses)	(785)	(4,723)	4,358
Expenses
Interest expense	212,518	194,031	688,471
Provision (reversal) for loan losses	170,016	241,478	263,369
Income (loss) from continuing operations before income tax	294,340	398,825	(132,231)
Income tax expense	78,784	(495,172)	58,279
Income (loss) before equity in undistributed earnings of subdidiaries	215,556	893,997	(190,510)
Equity in undistributed earnings of subsidiaries	0	0	0
Income (loss) from continuing operations	215,556	893,997	(190,510)
Income from discontinued operations, net of tax	1,135	1,347	(122,980)
Equity in undistributed earnings (losses) of discontinued operatins	0	0	0
Net income (loss)	216,691	895,344	(313,490)
Comprehensive (loss) income, net of tax	153,291	868,330	(354,617)
Non Covered Under Loss Sharing Agreements with FDIC
Expenses
Provision (reversal) for loan losses	171,126	217,458	223,999
Popular, Inc. Holding Co.
Revenues
Dividend income from subsidiaries	102,300	41,350
Interest income	2,141	1,332	1,931
Losses (earnings) from investments under equity method	12,352	13,710	12,291
Gain on sale and valuation adjustment of investment securities	1,767	0	0
Trading Gains (Losses)	90	(187)	(40)
Revenues, Total	118,650	56,205	14,182
Expenses
Interest expense	52,470	52,470	492,657
Provision (reversal) for loan losses	(35)	35	(200)
Operating expenses, net of reimbursement by subsidiaries for services provided by parent	(4,208)	(1,293)	1,633
Total Expenses	48,227	51,212	494,090
Income (loss) from continuing operations before income tax	70,423	4,993	(479,908)
Income tax expense	19	(186)	5,580
Income (loss) before equity in undistributed earnings of subdidiaries	70,404	5,179	(485,488)
Equity in undistributed earnings of subsidiaries	145,152	888,818	294,978
Income (loss) from continuing operations	215,556	893,997	(190,510)
Income from discontinued operations, net of tax	0	0	0
Equity in undistributed earnings (losses) of discontinued operatins	1,135	1,347	(122,980)
Net income (loss)	216,691	895,344	(313,490)
Comprehensive (loss) income, net of tax	153,291	868,330	(354,617)
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Expenses
Provision (reversal) for loan losses	$ (35)	$ 35	$ (200)